Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (1,822,023)	$ 2,172,916
Other comprehensive (loss) income:
Foreign currency translation loss	(3,083)	(443,552)
Comprehensive (loss) gain	(1,825,106)	1,729,364
Comprehensive loss (income) attributable to the non- controlling interest	7,304	(172,389)
Comprehensive (loss) income attributable to the Company	$ (1,817,802)	$ 1,556,975